STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capitall [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2014	$ 63	$ 166,615	$ (2,950)	$ (145,078)	$ 18,650
Balance, shares at Dec. 31, 2014	38,419,193
Exercise of options and warrants	$ 1	6,817			6,818
Exercise of options and warrants, shares	1,853,653
Tax benefit related to exercise of share options		609			609
Share-based compensation		18,750			18,750
Other comprehensive income (loss)			2,702		2,702
Net loss				(51,334)	(51,334)
Balance at Dec. 31, 2015	$ 64	192,791	(248)	(196,412)	(3,805)
Balance, shares at Dec. 31, 2015	40,272,846
Exercise of options and warrants	$ 10	19,584			19,594
Exercise of options and warrants, shares	4,024,915
Tax benefit related to exercise of share options		731			731
Share-based compensation		28,048			28,048
Other comprehensive income (loss)			(141)		(141)
Net loss				(46,896)	(46,896)
Balance at Dec. 31, 2016	$ 74	241,154	(389)	(243,308)	(2,469)
Balance, shares at Dec. 31, 2016	44,297,761
Exercise of options	$ 6	22,253			22,259
Exercise of options, shares	2,155,822
Share-based compensation		47,700			47,700
Other comprehensive income (loss)			103		103
Net loss				(56,273)	(56,273)
Balance at Dec. 31, 2017	$ 80	$ 311,107	$ (286)	$ (299,581)	$ 11,320
Balance, shares at Dec. 31, 2017	46,453,583